Expense Example - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund - Fidelity Series Government Money Market Fund
Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none